Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,	June 30,
	2022	2023
Accounts receivable	110,967	95,783
Allowance for doubtful accounts	$(25,348)	$(21,190)
Accounts receivable, net	$85,619	$74,593

The Group recognized bad debt expense of $245 and reversed bad debt expense of $3,694 for the six months ended June 30, 2022 and 2023. The difference of bad debt expense for the six months ended June 30, 2022 and 2023, and the allowance for doubtful accounts as of June 30, 2022 and 2023 was due to different exchange rate.

The movement of allowance for doubtful accounts for the six months ended June 30, 2022 and 2023 were as following:

	For the Six Months Ended June 30,
	2022	2023
Balance at the beginning of the period	$-	$25,348
Adoption of ASC326	-	637
Additions	245	-
Reversal	-	(3,694)
Foreign currency translation	(8)	(1,101)
Balance at the end of the period	$237	$21,190